Financial Liabilities - Borrowings - Summary of Carrying Amounts and Market Value of Borrowings (Detail) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 1,094	£ 1,144
Borrowings	1,161	1,230
Carrying value [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	614	625
Market value [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	582	577
1.375% Euro notes 2025 [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 257	£ 257
Effective interest rate	1.44%	1.44%
1.375% Euro notes 2025 [member] | Carrying value [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 257	£ 257
1.375% Euro notes 2025 [member] | Market value [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	252	252
3.75% gbp notes 2030 [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 354	£ 353
Effective interest rate	3.93%	3.93%
3.75% gbp notes 2030 [member] | Carrying value [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 354	£ 353
3.75% gbp notes 2030 [member] | Market value [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	327	310
Overdrafts [member] | Carrying value [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	3	15
Overdrafts [member] | Market value [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 3	£ 15